Quarterly Holdings Report
for

Strategic Advisers® Growth Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2020

SGF-QTLY-1020
1.907407.110

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 56.4%
	Shares	Value
COMMUNICATION SERVICES - 7.3%
Entertainment - 1.0%
Activision Blizzard, Inc.	192,800	$16,102,656
Electronic Arts, Inc. (a)	44,500	6,206,415
Netflix, Inc. (a)	51,895	27,481,516
The Walt Disney Co.	415,445	54,784,732
		104,575,319
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A (a)	66,723	108,727,130
Class C (a)	99,894	163,244,777
Facebook, Inc. Class A (a)	1,010,852	296,381,806
		568,353,713
Media - 0.6%
Charter Communications, Inc. Class A (a)	64,233	39,542,477
Comcast Corp. Class A	470,006	21,060,969
		60,603,446

TOTAL COMMUNICATION SERVICES		733,532,478

CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.1%
Aptiv PLC	145,009	12,488,175
Hotels, Restaurants & Leisure - 1.1%
Domino's Pizza, Inc.	24,500	10,019,520
Hilton Worldwide Holdings, Inc.	185,892	16,797,201
Starbucks Corp.	525,689	44,404,950
Yum China Holdings, Inc.	304,627	17,580,024
Yum! Brands, Inc.	223,464	21,419,024
		110,220,719
Household Durables - 0.3%
D.R. Horton, Inc.	131,900	9,413,703
Lennar Corp. Class A	166,400	12,450,048
PulteGroup, Inc.	266,900	11,901,071
		33,764,822
Internet & Direct Marketing Retail - 6.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	470,767	135,124,252
Amazon.com, Inc. (a)	144,264	497,849,293
eBay, Inc.	383,200	20,991,696
Etsy, Inc. (a)	58,400	6,990,480
The Booking Holdings, Inc. (a)	7,679	14,670,346
		675,626,067
Multiline Retail - 0.2%
Target Corp.	129,580	19,593,792
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	151,101	23,618,597
AutoZone, Inc. (a)	10,500	12,561,255
CarMax, Inc. (a)	74,853	8,004,031
Lowe's Companies, Inc.	77,000	12,681,130
O'Reilly Automotive, Inc. (a)	14,130	6,579,352
The Home Depot, Inc.	211,910	60,402,826
Ulta Beauty, Inc. (a)	87,501	20,315,982
		144,163,173

TOTAL CONSUMER DISCRETIONARY		995,856,748

CONSUMER STAPLES - 2.2%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR	176,218	10,247,077
Keurig Dr. Pepper, Inc.	239,194	7,135,157
Monster Beverage Corp. (a)	936,751	78,555,939
		95,938,173
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	123,810	43,043,785
Sprouts Farmers Market LLC (a)	280,200	6,542,670
Walmart, Inc.	143,774	19,963,020
		69,549,475
Food Products - 0.1%
Campbell Soup Co.	236,600	12,447,526
Household Products - 0.4%
Colgate-Palmolive Co.	332,639	26,364,967
Procter & Gamble Co.	103,360	14,297,789
		40,662,756

TOTAL CONSUMER STAPLES		218,597,930

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	597,013	11,349,217
FINANCIALS - 2.4%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	180,100	6,660,098
Brookfield Asset Management, Inc. Class A	1,374,170	46,364,496
Charles Schwab Corp.	336,333	11,949,911
FactSet Research Systems, Inc.	84,899	29,748,610
Goldman Sachs Group, Inc.	28,900	5,920,743
KKR & Co. LP	134,868	4,830,972
Moody's Corp.	39,100	11,520,424
S&P Global, Inc.	41,265	15,120,321
SEI Investments Co.	475,232	24,883,148
		156,998,723
Consumer Finance - 0.2%
American Express Co.	150,442	15,283,403
Credit Acceptance Corp. (a)	12,056	4,663,261
		19,946,664
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class B (a)	148,308	32,337,076
Insurance - 0.3%
Aon PLC	52,655	10,530,473
Markel Corp. (a)	6,680	7,260,024
MetLife, Inc.	152,500	5,865,150
Progressive Corp.	81,171	7,714,492
		31,370,139

TOTAL FINANCIALS		240,652,602

HEALTH CARE - 7.0%
Biotechnology - 1.8%
AbbVie, Inc.	265,766	25,452,410
Alexion Pharmaceuticals, Inc. (a)	130,229	14,874,756
Amgen, Inc.	211,079	53,470,532
BioMarin Pharmaceutical, Inc. (a)	116,850	9,117,806
Regeneron Pharmaceuticals, Inc. (a)	99,967	61,972,542
Vertex Pharmaceuticals, Inc. (a)	53,800	15,016,656
		179,904,702
Health Care Equipment & Supplies - 1.0%
Alcon, Inc. (a)	222,806	12,775,696
Danaher Corp.	108,076	22,314,452
IDEXX Laboratories, Inc. (a)	19,201	7,508,743
Intuitive Surgical, Inc. (a)	30,424	22,235,076
Stryker Corp.	29,000	5,746,640
Varian Medical Systems, Inc. (a)	84,983	14,758,998
Zimmer Biomet Holdings, Inc.	66,800	9,410,784
		94,750,389
Health Care Providers & Services - 1.2%
Centene Corp. (a)	177,474	10,882,706
CVS Health Corp.	187,200	11,628,864
Laboratory Corp. of America Holdings (a)	37,200	6,537,900
McKesson Corp.	70,200	10,771,488
UnitedHealth Group, Inc.	271,417	84,831,383
		124,652,341
Health Care Technology - 0.4%
Cerner Corp.	386,585	28,363,741
Veeva Systems, Inc. Class A (a)	51,600	14,565,132
		42,928,873
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	103,920	37,122,302
Thermo Fisher Scientific, Inc.	144,839	62,133,034
		99,255,336
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	343,935	21,392,757
Eli Lilly & Co.	82,839	12,292,479
Novartis AG sponsored ADR	339,602	29,226,148
Novo Nordisk A/S Series B sponsored ADR	227,118	14,998,873
Roche Holding AG sponsored ADR	1,149,966	50,253,514
Zoetis, Inc. Class A	190,732	30,536,193
		158,699,964

TOTAL HEALTH CARE		700,191,605

INDUSTRIALS - 3.8%
Aerospace & Defense - 1.2%
Northrop Grumman Corp.	24,100	8,256,901
Raytheon Technologies Corp.	245,427	14,971,047
The Boeing Co.	280,110	48,128,500
TransDigm Group, Inc.	87,172	43,557,233
		114,913,681
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	123,265	12,116,950
Expeditors International of Washington, Inc.	458,211	40,501,270
FedEx Corp.	29,700	6,529,248
United Parcel Service, Inc. Class B	194,767	31,867,777
		91,015,245
Building Products - 0.1%
Carrier Global Corp.	362,717	10,827,102
Electrical Equipment - 0.1%
Generac Holdings, Inc. (a)	45,200	8,587,096
Industrial Conglomerates - 0.1%
Roper Technologies, Inc.	30,467	13,015,198
Machinery - 0.7%
Cummins, Inc.	42,400	8,787,400
Deere & Co.	266,811	56,046,319
		64,833,719
Professional Services - 0.3%
CoStar Group, Inc. (a)	12,104	10,271,454
IHS Markit Ltd.	246,589	19,707,393
		29,978,847
Road & Rail - 0.1%
Uber Technologies, Inc. (a)	427,387	14,373,025
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	74,683	13,222,625
W.W. Grainger, Inc.	52,340	19,126,606
		32,349,231

TOTAL INDUSTRIALS		379,893,144

INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 0.3%
Cisco Systems, Inc.	705,359	29,780,257
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	85,734	8,446,514
IT Services - 5.4%
Akamai Technologies, Inc. (a)	210,619	24,522,370
Automatic Data Processing, Inc.	76,275	10,609,090
Booz Allen Hamilton Holding Corp. Class A	92,300	8,127,938
Fidelity National Information Services, Inc.	249,503	37,637,558
Fiserv, Inc. (a)	182,614	18,184,702
FleetCor Technologies, Inc. (a)	27,300	6,864,585
Global Payments, Inc.	68,050	12,018,991
MasterCard, Inc. Class A	243,044	87,055,930
PayPal Holdings, Inc. (a)	459,491	93,800,493
Visa, Inc. Class A	1,148,504	243,471,363
		542,293,020
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)	190,200	17,273,964
Broadcom, Inc.	23,735	8,239,605
KLA-Tencor Corp.	70,110	14,382,365
Lam Research Corp.	33,000	11,099,220
NVIDIA Corp.	349,462	186,955,181
NXP Semiconductors NV	75,360	9,477,274
Qualcomm, Inc.	767,959	91,463,917
Teradyne, Inc.	207,400	17,622,778
Texas Instruments, Inc.	214,444	30,483,215
		386,997,519
Software - 10.3%
Adobe, Inc. (a)	242,656	124,577,164
Autodesk, Inc. (a)	382,442	93,965,999
Fortinet, Inc. (a)	58,200	7,682,691
Intuit, Inc.	129,798	44,830,931
Microsoft Corp.	1,579,855	356,304,698
Nutanix, Inc. Class A (a)	308,290	8,851,006
Oracle Corp.	1,124,758	64,358,653
Palo Alto Networks, Inc. (a)	65,693	16,910,035
Salesforce.com, Inc. (a)	736,416	200,783,822
Splunk, Inc. (a)	110,230	24,176,746
SS&C Technologies Holdings, Inc.	124,001	7,901,344
Synopsys, Inc. (a)	156,144	34,554,667
VMware, Inc. Class A (a)	112,659	16,272,466
Workday, Inc. Class A (a)	113,870	27,295,778
		1,028,466,000
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	2,028,428	261,748,349

TOTAL INFORMATION TECHNOLOGY		2,257,731,659

MATERIALS - 0.4%
Chemicals - 0.4%
Ecolab, Inc.	95,440	18,809,315
Linde PLC	83,246	20,789,856
Sherwin-Williams Co.	5,708	3,830,353
		43,429,524
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	140,993	35,128,406
Equinix, Inc.	28,502	22,510,310
		57,638,716
TOTAL COMMON STOCKS
(Cost $2,558,136,227)		5,638,873,623

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(b)(c)
(Cost $4,024,850)	98,859	9,309,552

Equity Funds - 43.1%
Large Blend Funds - 0.3%
Fidelity SAI U.S. Large Cap Index Fund (d)	1,544,731	29,272,647
Large Growth Funds - 35.9%
Fidelity Growth Company Fund (d)	111,291,730	3,586,932,472
Mid-Cap Growth Funds - 6.9%
Janus Henderson Enterprise Fund	4,771,037	690,989,288
TOTAL EQUITY FUNDS
(Cost $1,780,466,146)		4,307,194,407

Money Market Funds - 0.4%
Invesco Government & Agency Portfolio Institutional Class .03% (e)
(Cost $43,292,604)	43,292,604	43,292,604
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,385,919,827)		9,998,670,186
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,206,173
NET ASSETS - 100%		$10,000,876,359

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,309,552 or 0.1% of net assets.

 (c) Level 3 security

 (d) Affiliated Fund

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$4,874
Total	$4,874

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$144,953,803	$--	$157,723,792	$--	$43,237,529	$(30,467,540)	$--
Fidelity Growth Company Fund	2,965,080,055	--	265,783,803	--	97,986,036	789,650,184	3,586,932,472
Fidelity SAI U.S. Large Cap Index Fund	81,293,175	111,371,479	173,064,576	--	6,423,979	3,248,590	29,272,647
Fidelity SAI U.S. Momentum Index Fund	3,294,795	--	3,424,548	--	896,833	(767,080)	--
Fidelity SAI U.S. Quality Index Fund	215,480,751	--	221,700,374	--	77,820,772	(71,601,149)	--
Total	$3,410,102,579	$111,371,479	$821,697,093	$--	$226,365,149	$690,063,005	$3,616,205,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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